TYPE 13F-HR
PERIOD 06/30/04
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia July 13, 2004

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$ 1,820,230


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None
ALLSTATE CORPORATION            Com 020002101     $50,933 1,094,150 SH   Sole            694,850       399,300
ALTRIA GROUP INC                Com 02209S103     $45,971   918,506 SH   Sole            561,338       357,168
AMERICAN ELECTRIC POWER         Com 025537101      $7,328   229,000 SH   Sole            134,800        94,200
AMERICAN EXPRESS                Com 025816109      $7,119   138,550 SH   Sole             89,350        49,200
AT&T CORP                       Com 001957505     $53,537 3,659,405 SH   Sole          2,370,155     1,289,250
BANK OF AMERICA CORP            Com 060505104     $49,515   585,150 SH   Sole            371,550       213,600
BANK ONE CORP                   Com 06423A103      $7,803   153,000 SH   Sole             89,700        63,300
BRISTOL-MYERS SQUIBB            Com 110122108     $40,500 1,653,050 SH   Sole          1,050,250       602,800
BURLINGTON NORTHERN             Com 12189T104     $43,481 1,239,850 SH   Sole            799,850       440,000
CAMPBELL SOUP CO                Com 134429109      $7,134   265,400 SH   Sole            156,000       109,400
CIGNA                           Com 125509109     $90,893 1,320,925 SH   Sole            844,325       476,600
CITIGROUP INC                   Com 172967101     $77,703 1,671,035 SH   Sole          1,075,085       595,950
DOW CHEMICAL                    Com 260543103      $6,919   170,000 SH   Sole            100,500        69,500
DUPONT                          Com 263534109     $42,323   952,781 SH   Sole            627,064       325,717
EASTMAN KODAK                   Com 277461109     $42,216 1,564,710 SH   Sole          1,007,815       556,895
ENTERGY CORP NEW                Com 29364G103      $6,990   124,800 SH   Sole             73,400        51,400
EXELON CORP                     Com 30161N101      $7,138   214,424 SH   Sole            125,924        88,500
EXXON MOBIL CORP.               Com 30231G102     $98,844 2,225,712 SH   Sole          1,421,704       804,008
FORD MTR CO DEL                 Com 345370860     $22,231 1,420,489 SH   Sole            890,664       529,825
GENERAL DYNAMICS CORP           Com 369550108     $43,163   434,675 SH   Sole            281,075       153,600
GENERAL ELECTRIC                Com 369604103     $81,260 2,508,015 SH   Sole          1,619,750       888,265
GENERAL MTRS CORP               Com 370442105     $55,357 1,188,185 SH   Sole            771,635       416,550
GOLDMAN SACHS GROUP             Com 38141G104     $65,594   696,625 SH   Sole            447,825       248,800
HEINZ                           Com 423074103      $7,644   195,000 SH   Sole            114,600        80,400
HOME DEPOT INC                  Com 437076102     $28,734   816,305 SH   Sole            525,475       290,830
HONEYWELL INTL INC              Com 438516106      $7,689   209,900 SH   Sole            124,300        85,600
INTERNATIONAL PAPER             Com 460146103      $7,299   163,288 SH   Sole             96,588        66,700
JPMORGAN CHASE & CO.            Com 46625H100     $90,216 2,326,962 SH   Sole          1,486,610       840,352
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $28,112   373,575 SH   Sole            240,275       133,300
LIMITED BRANDS INC              Com 532716107     $55,883 2,988,375 SH   Sole          1,903,575     1,084,800
MAY DEPARTMENT STORES           Com 577778103     $13,041   474,400 SH   Sole            292,000       182,400
MERCK & CO. INC.                Com 589331107     $91,125 1,918,429 SH   Sole          1,225,589       692,840
MERRILL LYNCH & CO INC          Com 590188108     $51,064   945,975 SH   Sole            608,575       337,400
MORGAN STANLEY                  Com 617446448     $62,684 1,187,875 SH   Sole            763,675       424,200
NORFOLK SOUTHERN                Com 655844108     $44,956 1,695,175 SH   Sole          1,092,375       602,800
RADIOSHACK CORP                 Com 750438103     $51,918 1,813,400 SH   Sole          1,168,100       645,300
RAYTHEON CO                     Com 755111507      $8,510   237,900 SH   Sole            141,900        96,000
SARA LEE CORP                   Com 803111103      $7,444   323,800 SH   Sole            190,900       132,900
SBC COMMUNICATIONS INC          Com 78387G103     $83,058 3,425,083 SH   Sole          2,195,483     1,229,600
SEARS ROEBUCK & CO.             Com 812387108     $12,943   342,775 SH   Sole            220,875       121,900
SOUTHERN CO.                    Com 842587107     $45,487 1,560,466 SH   Sole            992,375       568,091
UNITED TECHNOLOGIES             Com 913017109     $27,456   300,130 SH   Sole            194,075       106,055
US BANCORP DEL                  Com 902973304     $33,264 1,206,954 SH   Sole            763,013       443,941
VERIZON COMMUNICATIONS          Com 92343V104     $48,704 1,345,800 SH   Sole            855,900       489,900
WELLS FARGO & CO NEW            Com 949746101     $52,224   912,525 SH   Sole            580,325       332,200
WEYERHAEUSER CORP.              Com 962166104      $6,823   108,100 SH   Sole             64,200        43,900
                         TOTAL                 $1,820,230


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